Federated Hermes MDT All Cap Core Fund
(formerly, Federated MDT All Cap Core Fund)
Portfolio of Investments
October 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—8.9%
6,736		Activision Blizzard, Inc.	$510,117
9,446	[1]	Alphabet, Inc., Class A	15,265,775
1,297		Cable One, Inc.	2,246,222
65,486	[1]	Cars.com, Inc.	483,942
1,787	[1]	Charter Communications, Inc.	1,079,026
43,936		Cogent Communications Holdings, Inc.	2,451,629
4,832	[1]	Facebook, Inc.	1,271,348
43,653	[1]	MSG Networks, Inc.	390,258
3,602	[1]	Netflix, Inc.	1,713,616
18,694	[1]	Pinterest, Inc.	1,102,011
746	[1]	Spotify Technology SA	178,958
88,452	[1]	TripAdvisor, Inc.	1,690,318
31,860		Verizon Communications, Inc.	1,815,701
4,555	[1]	Zillow Group, Inc.	406,898
		TOTAL	30,605,819
		Consumer Discretionary—12.2%
3,295	[1]	Amazon.com, Inc.	10,004,114
1,207	[1]	AutoZone, Inc.	1,362,679
22,135	[1]	Cooper-Standard Holding, Inc.	347,298
2,161		Dollar General Corp.	451,022
16,942		Domino’s Pizza, Inc.	6,409,497
49,006		eBay, Inc.	2,334,156
8,335	[1]	Etsy, Inc.	1,013,453
35,900		Ford Motor Co.	277,507
9,316		Garmin Ltd.	969,050
53,197		Goodyear Tire & Rubber Co.	440,471
12,383		Home Depot, Inc.	3,302,670
2,328	[1,2]	iRobot Corp.	185,262
21,652		Lowe’s Cos., Inc.	3,423,181
1,349	[1]	Lululemon Athletica, Inc.	430,722
279,331	[2]	Macy’s, Inc.	1,734,646
4,867		McDonald’s Corp.	1,036,671
11,173	[1]	Mohawk Industries, Inc.	1,152,942
2,632	[1]	O’Reilly Automotive, Inc.	1,149,131
13,302		PVH Corp.	775,374
894		Tractor Supply Co.	119,090
4,900	[1]	Wayfair, Inc.	1,215,347
23,237		Wingstop, Inc.	2,703,160
12,801	[1]	YETI Holdings, Inc.	633,394
7,652		Yum! Brands, Inc.	714,161
		TOTAL	42,184,998
		Consumer Staples—6.7%
39,144	[1]	BJ’s Wholesale Club Holdings, Inc.	1,498,824
10,550		Church and Dwight, Inc.	932,514
14,163		Clorox Co.	2,935,282
90,965		Colgate-Palmolive Co.	7,176,229

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,710		Costco Wholesale Corp.	$2,042,010
3,143		Hershey Foods Corp.	432,037
41,919		Kimberly-Clark Corp.	5,558,040
12,071		Molson Coors Beverage Company, Class B	425,623
8,885		PepsiCo, Inc.	1,184,282
7,872		Philip Morris International, Inc.	559,069
2,887		Procter & Gamble Co.	395,808
7,963	[1]	Sprouts Farmers Market, Inc.	151,695
		TOTAL	23,291,413
		Energy—1.5%
18,060		Arch Resources, Inc.	551,733
17,923		Cimarex Energy Co.	454,707
34,012	[2]	Continental Resources, Inc.	409,164
13,529		CVR Energy, Inc.	148,954
76,642		EOG Resources, Inc.	2,624,222
22,259		Helmerich & Payne, Inc.	330,991
63,055		Marathon Oil Corp.	249,698
46,223		PBF Energy, Inc.	215,862
77,330	[1]	Peabody Energy Corp.	99,756
3,065		Pioneer Natural Resources, Inc.	243,851
		TOTAL	5,328,938
		Financials—10.9%
26,190		Aflac, Inc.	889,151
1,578		Alleghany Corp.	863,056
51,160		Allstate Corp.	4,540,450
3,358		Ameriprise Financial, Inc.	540,067
31,403		Bank of New York Mellon Corp.	1,079,007
2,520		BlackRock, Inc.	1,510,009
2,756		Chubb Ltd.	358,032
50,325		Cincinnati Financial Corp.	3,559,991
10,919		Globe Life, Inc.	885,422
18,837		Huntington Bancshares, Inc.	196,658
27,050		Intercontinental Exchange, Inc.	2,553,520
1,010		Marketaxess Holdings, Inc.	544,239
35,165		MetLife, Inc.	1,330,995
12,533		MSCI, Inc., Class A	4,384,545
12,553		NASDAQ, Inc.	1,518,787
19,224		Northern Trust Corp.	1,504,662
36,514		Prudential Financial, Inc.	2,337,626
386		S&P Global, Inc.	124,574
13,666		State Street Corp.	804,927
56,980		The Travelers Cos., Inc.	6,878,056
41,094		Zions Bancorporation, N.A.	1,326,103
		TOTAL	37,729,877
		Health Care—15.2%
2,050	[1]	10X Genomics, Inc.	280,645
5,393		Abbott Laboratories	566,858
15,510	[1]	Alexion Pharmaceuticals, Inc.	1,785,821
13,220	[1]	Allogene Therapeutics, Inc.	448,422
21,475		Amgen, Inc.	4,658,786
42,294	[1]	AnaptysBio, Inc.	1,245,981
3,918		Anthem, Inc.	1,068,830

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
10,896	[1]	Arvinas, Inc.	$227,835
11,696	[1]	Biogen, Inc.	2,948,211
5,794	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	448,803
4,875		CIGNA Corp.	813,979
5,774	[1]	Constellation Pharmaceuticals, Inc.	113,286
15,619		CVS Health Corp.	876,070
11,942	[1]	Davita, Inc.	1,029,998
9,982		Dentsply Sirona, Inc.	471,051
24,860		Eli Lilly & Co.	3,243,236
13,731		Gilead Sciences, Inc.	798,458
27,024	[1]	Hologic, Inc.	1,859,792
6,610		Humana, Inc.	2,639,241
5,342	[1]	IDEXX Laboratories, Inc.	2,269,388
2,450	[1]	IQVIA Holdings, Inc.	377,276
10,787	[1]	Jazz Pharmaceuticals PLC.	1,554,407
25,357		Johnson & Johnson	3,476,698
7,241	[1]	Kiniksa Pharmaceuticals Ltd.	113,394
50,137		Merck & Co., Inc.	3,770,804
37,635	[1]	Myriad Genetics, Inc.	467,803
16,307	[1]	SAGE Therapeutics, Inc.	1,196,608
8,694	[1]	Seres Therapeutics, Inc.	242,476
6,497	[1]	United Therapeutics Corp.	872,092
528		UnitedHealth Group, Inc.	161,114
8,915	[1]	Veeva Systems, Inc.	2,407,496
12,395	[1]	Vertex Pharmaceuticals, Inc.	2,582,622
14,338	[1]	Waters Corp.	3,194,793
26,259		Zoetis, Inc.	4,163,364
		TOTAL	52,375,638
		Industrials—10.0%
12,481		AGCO Corp.	961,411
18,699	[1]	Astronics Corp.	119,674
7,269		Carrier Global Corp.	242,712
28,412	[1]	CIRCOR International, Inc.	792,695
8,310		Curtiss Wright Corp.	701,032
14,768		Flowserve Corp.	430,044
16,243		Fortune Brands Home & Security, Inc.	1,313,571
5,598	[1]	Generac Holdings, Inc.	1,176,420
16,850		Hexcel Corp.	564,138
6,124		Hubbell, Inc.	891,103
406,096		KAR Auction Services, Inc.	5,912,758
7,589		Lockheed Martin Corp.	2,657,137
39,536		Masco Corp.	2,119,130
119,073		Otis Worldwide Corp.	7,296,793
9,419		Republic Services, Inc.	830,473
179,048		Spirit AeroSystems Holdings, Inc., Class A	3,256,883
11,956	[1]	SPX Corp.	506,815
4,755		Textron, Inc.	170,229
5,718		TransUnion	455,496
21,394		Verisk Analytics, Inc.	3,807,490
4,153		Xylem, Inc.	361,892
		TOTAL	34,567,896

Shares			Value
		COMMON STOCKS—continued
		Information Technology—26.2%
8,068	[1]	Adobe, Inc.	$3,607,203
12,822		Alliance Data Systems Corp.	660,846
8,643		Analog Devices, Inc.	1,024,455
107,832		Apple, Inc.	11,738,592
29,417		Applied Materials, Inc.	1,742,369
6,262	[1]	Autodesk, Inc.	1,474,951
5,111	[1]	Bill.Com Holdings, Inc.	511,100
26,936		Booz Allen Hamilton Holding Corp.	2,114,476
8,092		Broadcom, Inc.	2,829,206
61,500	[1]	Cadence Design Systems, Inc.	6,726,255
24,778	[1]	Cirrus Logic, Inc.	1,706,461
1,177		Citrix Systems, Inc.	133,319
14,421	[1]	Crowdstrike Holdings, Inc.	1,785,897
875	[1]	DocuSign, Inc.	176,969
275,098		DXC Technology Co.	5,067,305
3,628	[1]	Elastic N.V.	367,915
5,459	[1]	EPAM Systems, Inc.	1,686,558
3,537	[1]	FleetCor Technologies, Inc.	781,359
6,311	[1]	Fortinet, Inc.	696,545
2,988	[1]	HubSpot, Inc.	866,729
1,110		IBM Corp.	123,943
29,595	[1]	Inphi Corp.	4,136,197
46,303		Intel Corp.	2,050,297
530		Intuit, Inc.	166,780
11,127	[1]	Keysight Technologies, Inc.	1,166,889
5,562		Mastercard, Inc.	1,605,416
45,610		Microsoft Corp.	9,234,657
7,153		NVIDIA Corp.	3,586,228
957	[1]	Okta, Inc.	200,807
10,749		Oracle Corp.	603,126
26,993		Paychex, Inc.	2,220,174
29,219	[1]	PayPal Holdings, Inc.	5,438,532
49,135		Plantronics, Inc.	959,115
43,276		Qualcomm, Inc.	5,338,527
45,989		Sabre Corp.	299,848
2,826	[1]	Semtech Corp.	155,119
7,340	[1]	ServiceNow, Inc.	3,652,164
5,678	[1]	Square, Inc.	879,409
7,688	[1]	Synopsys, Inc.	1,644,156
24,774		Xerox Holdings Corp.	430,572
1,428		Xilinx, Inc.	169,489
468	[1]	Zoom Video Communications, Inc.	215,706
4,484	[1]	Zscaler, Inc.	608,703
		TOTAL	90,584,364
		Materials—2.8%
83,199	[1]	Alcoa Corp.	1,074,931
52,754	[1]	Allegheny Technologies, Inc.	485,864
13,680	[1]	Berry Global Group, Inc.	637,898
149,740		Chemours Co./The	3,015,764
44,257		Domtar, Corp.	1,056,857
5,939	[1]	Ingevity Corp.	325,932
8,212		PPG Industries, Inc.	1,065,261

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
3,069		Sherwin-Williams Co.	$2,111,411
		TOTAL	9,773,918
		Real Estate—2.2%
2,406		American Tower Corp.	552,538
8,174		Coresite Realty Corp.	975,649
170,221	[2]	Macerich Co. (The)	1,184,738
15,207		SBA Communications Corp.	4,415,656
8,133		SL Green Realty Corp.	348,174
		TOTAL	7,476,755
		Utilities—1.8%
4,434		Consolidated Edison Co.	348,025
47,068		Exelon Corp.	1,877,542
11,434		NiSource, Inc.	262,639
44,479		OGE Energy Corp.	1,368,619
2,553		Pinnacle West Capital Corp.	208,248
21,917		Public Service Enterprises Group, Inc.	1,274,474
53,804		Vistra Corp.	934,575
		TOTAL	6,274,122
		TOTAL COMMON STOCKS (IDENTIFIED COST $304,484,234)	340,193,738
		INVESTMENT COMPANIES—2.5%
3,309,764		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	3,309,764
5,355,010		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[3]	5,357,152
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,667,354)	8,666,916
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $313,151,588)	348,860,654
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[4]	(3,019,210)
		TOTAL NET ASSETS—100%	$345,841,444

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended October 31, 2020, were as follows:
	Value as of 7/31/2020	Purchases at Cost*	Proceeds from Sales*
Consumer Discretionary:
Wingstop, Inc.	$3,630,781	$—	$—
Health Care:
AnaptysBio, Inc.	$759,600	$—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$4,390,381	$—	$—

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)*	Value as of 10/31/2020	Shares Held as of 10/31/2020	Dividend Income*

$(927,621)	$—	$2,703,160	23,237	$3,253

$486,381	$—	$1,245,981	42,294	$—
$(441,240)	$—	$3,949,141	65,531	$3,253

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$7,296,777	$5,679,483	$12,976,260
Purchases at Cost	$4,184,999	$25,267,348	$29,452,347
Proceeds from Sales	$(8,172,012)	$(25,588,325)	$(33,760,337)
Change in Unrealized Appreciation/Depreciation	N/A	$83	$83
Net Realized Gain/(Loss)	N/A	$(1,437)	$(1,437)
Value as of 10/31/2020	$3,309,764	$5,357,152	$8,666,916
Shares Held as of 10/31/2020	3,309,764	5,355,010	8,664,774
Dividend Income	$1,196	$2,411	$3,607

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$3,211,900	$3,309,764

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.